VARIABLE INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

5. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify variable interest entities ("VIEs") for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

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  Rubicon LLC manufactures products for our Polyurethanes and Performance Products segments. The joint venture is structured such that the total equity investment at risk is not sufficient to permit it to finance its activities without additional financial support. Under the Rubicon LLC operating agreement, we are entitled to a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

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  Pacific Iron Products Sdn Bhd manufactures products for our Pigments segment. In this joint venture, we supply all the raw materials through a fixed cost supply agreement, operate the manufacturing facility and market the products. Under the fixed cost supply agreement, we are exposed to the risks related to the fluctuation of raw material prices.

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  Arabian Amines Company manufactures ethyleneamines products for our Performance Products segment. Prior to July 1, 2010, this joint venture was accounted for under the equity method. In July 2010, Arabian Amines Company exited the development stage, which triggered its reconsideration as a VIE. As required in the Arabian Amines Company operating agreement, we purchase all of its production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf.

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  Sasol-Huntsman is our joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. Prior to April 1, 2011, we accounted for Sasol-Huntsman using the equity method. In April 2011, an expansion at this facility began production, which triggered the reconsideration of this joint venture as a VIE. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk. As a result, we concluded that we were the primary beneficiary and began consolidating Sasol-Huntsman beginning April 1, 2011.

        Creditors of these VIEs have no recourse to our general credit, except in the event that we offer guarantees of specified indebtedness. As the primary beneficiary, the joint ventures' assets, liabilities and results of operations are included in our condensed consolidated financial statements (unaudited).

        The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our condensed consolidated balance sheets (unaudited), before intercompany eliminations (dollars in millions):

	September 30, 2012	December 31, 2011
Current assets	$166	$140
Property, plant and equipment, net	382	403
Other noncurrent assets	58	61
Deferred income taxes	45	45
Intangible assets	20	23
Goodwill	15	15

Total assets	$686	$687

Current liabilities	$187	$145
Long-term debt	245	269
Deferred income taxes	9	9
Other noncurrent liabilities	72	110

Total liabilities	$513	$533

        The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities recorded upon initial consolidation in our condensed consolidated balance sheets (unaudited), before intercompany eliminations (dollars in millions):

April 1, 2011
Current assets	$61
Property, plant and equipment, net	155
Intangible assets	16
Goodwill	17

Total assets	$249

Current liabilities	$23
Long-term debt	93
Deferred income taxes	8
Other noncurrent liabilities	7

Total liabilities	$131

        Goodwill of $17 million was recognized upon consolidation of Sasol-Huntsman, of which approximately $12 million is deductible for income tax purposes. The total amount recorded as goodwill decreased by approximately $2 million from the date of consolidation to December 31, 2011 due to a change in the foreign currency exchange rate. The net change to goodwill in response to changes in the foreign currency exchange rates from December 31, 2011 to September 30, 2012 was nil. All intangible assets other than goodwill are being amortized over an average useful life of 18 years.

        If consolidation of Sasol-Huntsman had occurred on January 1, 2011, the approximate pro forma revenues attributable to our Company would have been $8,618 million for the nine months ended September 30, 2011. There would have been no impact to the combined earnings attributable to us, excluding a one-time noncash gain of approximately $12 million recognized upon consolidation included in other operating expense in the condensed consolidated statements of operations (unaudited). Upon consolidation, we also recognized a one-time noncash income tax expense of approximately $2 million. The fair value of the noncontrolling interest was estimated to be $61 million at April 1, 2011. The noncontrolling interest was valued at 50% of the fair value of the net assets as of April 1, 2011, as dictated by the ownership interest percentages, adjusted for certain tax consequences only applicable to one parent.

7. VARIABLE INTEREST ENTITIES

        We evaluate our investments and transactions to identify VIEs for which we are the primary beneficiary. We hold a variable interest in the following four joint ventures for which we are the primary beneficiary:

  •
  Rubicon LLC manufactures products for our Polyurethanes segment. The structure of the joint venture is such that the total equity investment at risk is not sufficient to permit the joint venture to finance its activities without additional financial support. By virtue of the operating agreement with this joint venture, we purchase a majority of the output, absorb a majority of the operating costs and provide a majority of the additional funding.

  •
  Pacific Iron Products Sdn Bhd ("Pacific Iron Products") manufactures products for our Pigments segment. In this joint venture we supply all the raw materials through a fixed cost supply contract, operate the manufacturing facility and market the products of the joint venture to third party customers. Through a fixed price raw materials supply contract with the joint venture we are exposed to the risk related to the fluctuation of raw material pricing.

  •
  Arabian Amines Company manufactures products for our Performance Products segment. Prior to July 1, 2010, this joint venture was in the development stage and the total equity investment at risk was sufficient for the joint venture to finance its activities without additional support. Therefore, Arabian Amines Company was accounted for under the equity method. In July 2010, Arabian Amines Company exited the development stage, which triggered the reconsideration of Arabian Amines Company as a VIE. As required in the operating agreement governing this joint venture, we purchase all of Arabian Amines Company's production and sell it to our customers. Substantially all of the joint venture's activities are conducted on our behalf. Accordingly, we concluded that we were the primary beneficiary and began consolidating Arabian Amines Company beginning July 1, 2010.

  •
  Sasol-Huntsman is our 50/50 joint venture with Sasol that owns and operates a maleic anhydride facility in Moers, Germany. This joint venture manufactures products for our Performance Products segment. Prior to April 1, 2011, we accounted for Sasol-Huntsman using the equity method. In April 2011, an expansion at this facility began production, which triggered the reconsideration of this joint venture as a VIE. The joint venture uses our technology and expertise, and we bear a disproportionate amount of risk of loss due to a related-party loan to Sasol-Huntsman for which we bear the default risk. As a result, we concluded that we were the primary beneficiary and began consolidating Sasol-Huntsman beginning April 1, 2011.

        Creditors of these entities have no recourse to our general credit, except in the event that we offer guarantees of specified indebtedness. As the primary beneficiary of these variable interest entities at December 31, 2011, the joint ventures' assets, liabilities and results of operations are included in our consolidated financial statements.

        The following table summarizes the carrying amount of Rubicon LLC, Pacific Iron Products and Arabian Amines Company's assets and liabilities included in our consolidated balance sheet, before intercompany eliminations, as of December 31, 2011 and 2010 (dollars in millions):

	December 31,
	2011	2010
Current assets	$86	$90
Property, plant and equipment, net	262	275
Other noncurrent assets	61	56
Deferred income taxes	45	40
Intangible assets	6	7

Total assets	$460	$468

Current liabilities	$115	$111
Long-term debt	182	188
Deferred income taxes	1	-
Other noncurrent liabilities	108	109

Total liabilities	$406	$408

        In April 2011, Arabian Amines Company settled a dispute with its third party contractors and received an amount totaling $11 million. Of this $11 million settlement, $8 million was related to damages incurred due to the delayed initial acceptance of the plant. This amount was recorded as other operating (income) expense in the consolidated statements of operations and comprehensive (loss) income and included in the cash flows from operating activities in the consolidated statements of cash flows. The remaining $3 million of the settlement was received for the reimbursement of capital expenditures for work left unfinished by the third party contractors. This amount was included in cash flows from investing activities in the consolidated statements of cash flows.

        The following table summarizes the fair value of Sasol-Huntsman's assets and liabilities as of April 1, 2011 recorded upon initial consolidation in our consolidated balance sheet and the carrying amounts of such assets and liabilities as of December 31, 2011, before intercompany eliminations (dollars in millions):

	December 31, 2011	April 1, 2011
Current assets	$54	$61
Property, plant and equipment, net	141	155
Intangible assets	17	16
Goodwill	15	17

Total assets	$227	$249

Current liabilities	$30	$23
Long-term debt	87	93
Deferred income taxes	8	8
Other noncurrent liabilities	2	7

Total liabilities	$127	$131

        Goodwill of $17 million was recognized upon consolidation of Sasol-Huntsman, of which approximately $12 million is deductible for income tax purposes. The total amount of goodwill changed approximately $2 million from the date of consolidation to December 31, 2011, due to a change in the foreign currency exchange rate. All other intangible assets are being amortized over an average useful life of 18 years.

        Sasol-Huntsman had revenues and earnings of $116 million and $7 million, respectively, for the period from the date of consolidation to December 31, 2011. If this consolidation had occurred on January 1, 2010, the approximate pro forma revenues attributable to our Company would have been $11,259 million and $9,337 million for 2011 and 2010, respectively. There would have been no impact to the combined earnings attributable to us excluding a one-time noncash gain of approximately $12 million recognized upon consolidation included in other operating income in the consolidated statements of operations and comprehensive (loss) income. Upon consolidation we also recognized a one-time noncash income tax expense of approximately $2 million. The fair value of the noncontrolling interest was estimated to be $61 million at April 1, 2011. The noncontrolling interest was valued at 50% of the fair value of the net assets as of April 1, 2011, as dictated by the ownership interest percentages, adjusted for certain tax consequences only applicable to one parent.